Business Combination		3 Months Ended
	Dec. 31, 2025	Mar. 31, 2026
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Business Combination

Note 4 — Business Combination

On January 11, 2026, D. Boral ARC Acquisition I Corp. (“BCAR” or the “Company”) entered into the Agreement and Plan of Merger (the “Merger Agreement”) by and among BCAR, D. Boral ARC Merger Corporation, a Delaware corporation and wholly owned subsidiary of BCAR (“PubCo”), D. Boral Arc Merger Sub Inc. (“Merger Sub”), a Delaware corporation and a wholly-owned subsidiary of BCAR, and Exascale Labs Inc.., a Delaware corporation (“Exascale”). Pursuant to the Merger Agreement, the Business Combination will be effected in two steps: (i) BCAR will reincorporate in the State of Delaware by merging with and into PubCo, with PubCo remaining as the surviving publicly traded entity (the “Reincorporation Merger”); (ii) after the Reincorporation Merger, Merger Sub will be merged with and into Exascale, resulting in Exascale being a wholly owned subsidiary of PubCo (the “Acquisition Merger” and together with the Reincorporation Merger, the “Business Combination”).

The aggregate consideration for the Acquisition Merger is $500,000,000 (the “Merger Consideration”), payable in the form of 50,000,000 newly issued shares of common stock of PubCo valued at $10.00 per share to Exascale and its shareholders. At the closing of the Acquisition Merger (the “Closing”), the issued and outstanding shares in Exascale held by the former Exascale shareholders will be cancelled and cease to exist as follows:

●	Each issued and outstanding share of Exascale Class B common stock shall be cancelled and converted into the right to receive a number of shares of PubCo Class B common stock (the “PubCo Class B Shares”) equal to the quotient obtained by dividing (a) the quotient equal to the Merger Consideration divided by the fully diluted Exascale capitalization (the “Per Share Merger Consideration”) by (b) Ten Dollars ($10.00), with each such PubCo Class B Share having twenty (20) votes per share; and

●	Each issued and outstanding share of Exascale Class A common stock shall be cancelled and converted into the right to receive a number of shares of PubCo Class A common stock (the “PubCo Class A Shares”) equal to the quotient obtained by dividing (a) the Per Share Merger Consideration by (b) Ten Dollars ($10.00), with each such PubCo Class A Share having one (1) vote per share.

Note 4 — Business Combination

On January 11, 2026, D. Boral ARC Acquisition I Corp. (“BCAR” or the “Company”) entered into the Agreement and Plan of Merger (the “Merger Agreement”) by and among BCAR, D. Boral ARC Merger Corporation, a Delaware corporation and wholly owned subsidiary of BCAR (“PubCo”), D. Boral Arc Merger Sub Inc. (“Merger Sub”), a Delaware corporation and a wholly-owned subsidiary of BCAR, and Exascale Labs Inc.., a Delaware corporation (“Exascale”). Pursuant to the Merger Agreement, the Business Combination will be effected in two steps: (i) BCAR will reincorporate in the State of Delaware by merging with and into PubCo, with PubCo remaining as the surviving publicly traded entity (the “Reincorporation Merger”); (ii) after the Reincorporation Merger, Merger Sub will be merged with and into Exascale, resulting in Exascale being a wholly owned subsidiary of PubCo (the “Acquisition Merger” and together with the Reincorporation Merger, the “Business Combination”).

The aggregate consideration for the Acquisition Merger is $500,000,000 (the “Merger Consideration”), payable in the form of 50,000,000 newly issued shares of common stock of PubCo valued at $10.00 per share to Exascale and its shareholders. At the closing of the Acquisition Merger (the “Closing”), the issued and outstanding shares in Exascale held by the former Exascale shareholders will be cancelled and cease to exist as follows:

●	Each issued and outstanding share of Exascale Class B common stock shall be cancelled and converted into the right to receive a number of shares of PubCo Class B common stock (the “PubCo Class B Shares”) equal to the quotient obtained by dividing (a) the quotient equal to the Merger Consideration divided by the fully diluted Exascale capitalization (the “Per Share Merger Consideration”) by (b) Ten Dollars ($10.00), with each such PubCo Class B Share having twenty (20) votes per share; and

●	Each issued and outstanding share of Exascale Class A common stock shall be cancelled and converted into the right to receive a number of shares of PubCo Class A common stock (the “PubCo Class A Shares”) equal to the quotient obtained by dividing (a) the Per Share Merger Consideration by (b) Ten Dollars ($10.00), with each such PubCo Class A Share having one (1) vote per share.